Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	Absolute Shares Trust
Central Index Key	0001591939
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Oct. 31, 2016
Prospectus Date	Oct. 31, 2016
WBI Tactical SMG Shares | WBI Tactical SMG Shares
Prospectus:
Trading Symbol	WBIA
WBI Tactical SMV Shares | WBI Tactical SMV Shares
Prospectus:
Trading Symbol	WBIB
WBI Tactical SMY Shares | WBI Tactical SMY Shares
Prospectus:
Trading Symbol	WBIC
WBI Tactical SMS Shares | WBI Tactical SMS Shares
Prospectus:
Trading Symbol	WBID
WBI Tactical LCG Shares | WBI Tactical LCG Shares
Prospectus:
Trading Symbol	WBIE
WBI Tactical LCV Shares | WBI Tactical LCV Shares
Prospectus:
Trading Symbol	WBIF
WBI Tactical LCY Shares | WBI Tactical LCY Shares
Prospectus:
Trading Symbol	WBIG
WBI Tactical LCS Shares | WBI Tactical LCS Shares
Prospectus:
Trading Symbol	WBIL
WBI Tactical Income Shares | WBI Tactical Income Shares
Prospectus:
Trading Symbol	WBII
WBI Tactical High Income Shares | WBI Tactical High Income Shares
Prospectus:
Trading Symbol	WBIH
WBI Tactical Rotation Shares | WBI Tactical Rotation Shares
Prospectus:
Trading Symbol	WBIR